(415) 856-7007

davidhearth@paulhastings.com

November 28, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   GE Funds — File Nos. 33-51308 and 811-7142 (the “Registrant”)

Ladies and Gentlemen:

We are counsel to the GE Funds (the “Registrant”), and hereby submit for review the enclosed Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) which is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

This Amendment revises and adds disclosure with respect to the creation of a new R share class for all series of the Registrant (except GE Government Securities Fund, GE Money Market Fund and GE Tax-Exempt Fund) and the redesignation of the GE Money Market Fund into 2 classes with the current class shares of the GE Money Market Fund becoming the Retail Share class and a new second class designated as the Institutional Share class.

The Registrant also proposes to change the name of the GE Value Equity Fund to GE Core Value Equity Fund.

Changes from the prior post-effective amendment have been marked.

Please contact the undersigned at (415) 856-7007 with comments and questions. You may also contact Joon Won Choe, Associate General Counsel with GE Asset Management at (203) 708-2726 or Joseph Carucci, Senior Regulatory Manager with GE Asset Management, at (203) 708-3133 for that purpose.

Very truly yours,

/s/ David A. Hearth
David A. Hearth
for PAUL, HASTINGS, JANOFSKY & WALKER LLP